Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 capital		$ 60,294	$ 60,631
Net Tier 1 capital		70,592	69,499
Total regulatory capital		78,622	77,708
Total loss absorbing capacity (TLAC)	[1]	135,010	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[2],[3]	468,124	463,992
Leverage exposures	[4]	$ 1,586,812	$ 1,563,140
Regulatory ratios
Common Equity Tier 1 capital ratio	[3]	12.90%	13.10%
Tier 1 capital ratio	[3]	15.10%	15.00%
Total capital ratio	[3]	16.80%	16.70%
Total loss absorbing capacity ratio	[1],[3]	28.80%	29.70%
Leverage ratio	[3],[4]	4.40%	4.40%
Total loss absorbing capacity leverage ratio	[1],[3]	8.50%	8.80%

[1]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[2]	As at January 31, 2025, the Bank did not have a regulatory capital floor add-on to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA (as at October 31, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA).
[3]	The regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
[4]	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).